LEASES	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
LEASES	LEASES

The Company is obligated under various leases for office spaces and office equipment.

Movements in right-of-use assets and lease liabilities as of December 31, 2020 and 2019 were as follow:

Right-of-use assets	Office spaces	Office equipments	Computers	Total

January 1, 2020	51,625	6,642	514	58,781
Additions	41,341	3,388	4,743	49,472
Additions from business combinations (note 25.16)	513	—	—	513
Disposals	(672)	—	(43)	(715)
Depreciation (note 6)	(16,030)	(544)	(1,064)	(17,638)
Foreign currency translation	(403)	—	—	(403)
December 31, 2020	76,374	9,486	4,150	90,010

Lease liabilities

January 1, 2020	61,363
Additions (1)	49,472
Additions from business combinations (note 25.16)	584
Foreign exchange difference (1)	(1,916)
Foreign currency translation (2)	(301)
Interest expense (1)	4,944
Payments (2)	(25,141)
Disposals	(895)
Discounts (note 31)	(512)
December 31, 2020	87,598

Right-of-use assets	Office spaces	Office equipments	Computers	Total

January 1, 2019	46,567	—	—	46,567
Additions	16,778	6,642	170	23,590
Additions from business combinations (note 25.16)	2,863	—	409	3,272
Depreciation (note 6)	(14,519)	—	(65)	(14,584)
Translation	(64)	—	—	(64)
December 31, 2019	51,625	6,642	514	58,781

Lease liabilities

January 1, 2019	46,887
Additions	23,590
Additions from business combinations (note 25.16)	3,347
Foreign exchange difference	(92)
Interest expense	3,464
Payments	(15,833)
December 31, 2019	61,363

(1) Non-cash transactions.
(2) Cash transactions.

The Company has some lease contracts that have not yet commenced as of December 31, 2020. The future lease payments for these lease contracts are disclosed as follows:

Year	Amount
2021	71
2022	71
2023	71
2024	71
2025	71
2026	71
2027	71
2028	71
2029	71

The outstanding balance of the lease liabilities as of December 31, 2020 and 2019 is as follows:

	As of December 31,
Lease liabilities	2020	2019

Current	15,358	19,439
Non-current	72,240	41,924
TOTAL	87,598	61,363

The maturity analysis of lease liabilities is presented in note 28.5.
The expense related to short-term and low-value leases was not material.